UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2014 (Unaudited)

Deutsche Short Duration Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 50.1%
Consumer Discretionary 3.3%
21st Century Fox America, Inc., 7.6%, 10/11/2015		5,000,000	5,248,900
Ally Financial, Inc., 8.3%, 2/12/2015		1,000,000	1,005,000
Daimler Finance North America LLC, 144A, 2.375%, 8/1/2018		10,000,000	10,140,300
DISH DBS Corp., 7.125%, 2/1/2016		50,000	52,562
Ford Motor Credit Co., LLC, 8.0%, 12/15/2016		5,000,000	5,595,760
General Motors Co., 3.5%, 10/2/2018		380,000	387,600
General Motors Financial Co., Inc., 2.75%, 5/15/2016		25,000	25,406
Hyundai Capital America, 144A, 2.875%, 8/9/2018		7,301,000	7,448,451
Kia Motors Corp., 144A, 3.625%, 6/14/2016		3,000,000	3,093,120
L Brands, Inc., 6.9%, 7/15/2017 (b)		405,000	445,500
Lennar Corp., 4.125%, 12/1/2018		110,000	108,900
RCI Banque SA:
144A, 3.5%, 4/3/2018 (b)		9,000,000	9,319,500
144A, 4.6%, 4/12/2016		7,780,000	8,084,105
Viacom, Inc., 2.5%, 9/1/2018		2,800,000	2,824,758
Videotron Ltd., 9.125%, 4/15/2018		2,000	2,068

			53,781,930
Consumer Staples 0.9%
ConAgra Foods, Inc., 2.1%, 3/15/2018		503,000	501,369
Constellation Brands, Inc., 7.25%, 5/15/2017		850,000	939,250
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		2,500,000	2,556,250
JBS Investments GmbH, 144A, 7.75%, 10/28/2020		2,000,000	2,071,000
Marfrig Holding Europe BV:
144A, 8.375%, 5/9/2018		2,500,000	2,462,500
144A, 11.25%, 9/20/2021		1,410,000	1,467,810
Smithfield Foods, Inc., 7.75%, 7/1/2017		30,000	33,075
Tyson Foods, Inc., 2.65%, 8/15/2019		4,280,000	4,318,991
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018		1,000,000	996,519

			15,346,764
Energy 5.1%
Afren PLC, 144A, 10.25%, 4/8/2019		1,000,000	650,000
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		11,963,000	12,194,640
Empresa Nacional del Petroleo, 144A, 6.25%, 7/8/2019		3,000,000	3,316,074
Freeport-McMoran Oil & Gas LLC, 6.5%, 11/15/2020		4,875,000	5,277,041
KazMunayGas National Co. JSC, Series 2, 144A, 9.125%, 7/2/2018		10,000,000	10,940,500
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019		10,000,000	9,853,130
Kinder Morgan, Inc.:
7.0%, 6/15/2017		100,000	110,250
7.25%, 6/1/2018		35,000	39,657
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		1,000,000	860,000
Odebrecht Drilling Norbe VIII/IX Ltd., 144A, 6.35%, 6/30/2021 (b)		3,400,000	3,172,500
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		3,000,000	2,610,000
ONEOK Partners LP, 3.2%, 9/15/2018		10,750,000	10,895,426
ONGC Videsh Ltd., REG S, 2.5%, 5/7/2018		3,000,000	2,967,630
Pacific Rubiales Energy Corp.:
144A, 5.375%, 1/26/2019 (b)		3,000,000	2,584,500
144A, 5.625%, 1/19/2025		129,000	99,007
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		4,500,000	2,574,000
QGOG Atlantic, 144A, 5.25%, 7/30/2018		5,441,725	5,115,221
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		2,000,000	1,260,000
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		929,100	996,460
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		6,900,000	7,244,310
Whiting Petroleum Corp., 6.5%, 10/1/2018		45,000	43,425
Zhaikmunai LLP, 144A, 7.125%, 11/13/2019		2,000,000	1,726,200

			84,629,971
Financials 27.0%
Abbey National Treasury Services PLC, 3.05%, 8/23/2018		10,000,000	10,353,190
American International Group, Inc., Series G, 5.85%, 1/16/2018		2,500,000	2,795,250
American Tower Corp., (REIT), 3.4%, 2/15/2019		7,235,000	7,363,920
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015 (b)		6,665,000	6,685,055
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		2,000,000	2,100,000
Banco do Nordeste do Brasil SA:
144A, 3.625%, 11/9/2015		3,650,000	3,631,750
144A, 4.375%, 5/3/2019		3,500,000	3,447,850
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	4,700,000	1,689,433
Bangkok Bank PCL, 144A, 3.3%, 10/3/2018		10,000,000	10,235,950
Bank of America Corp., Series L, 2.6%, 1/15/2019		10,000,000	10,077,760
Bank of Baroda, 144A, 4.875%, 7/23/2019		10,000,000	10,658,800
Bank of Ceylon, REG S, 5.325%, 4/16/2018		1,510,000	1,517,550
Bank of India, 144A, 3.625%, 9/21/2018		3,000,000	3,066,240
Bank of Nova Scotia, 144A, 1.95%, 1/30/2017		10,570,000	10,730,135
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019		11,000,000	11,173,800
BBVA Banco Continental SA, 144A, 3.25%, 4/8/2018		3,000,000	3,031,890
BBVA Bancomer SA, 144A, 6.008%, 5/17/2022		6,000,000	6,133,800
BBVA U.S. Senior SAU, 4.664%, 10/9/2015		9,250,000	9,497,558
BNP Paribas SA:
2.375%, 9/14/2017		2,460,000	2,502,076
2.7%, 8/20/2018 (b)		12,000,000	12,264,180
BNZ International Funding Ltd., 144A, 2.35%, 3/4/2019		9,000,000	9,001,071
BPCE SA, 1.625%, 2/10/2017		3,500,000	3,507,277
BTG Investments LP, 144A, 4.5%, 4/17/2018		2,500,000	2,312,500
Caixa Economica Federal, 144A, 4.5%, 10/3/2018		5,000,000	4,925,000
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019		2,365,000	2,347,873
Charles Schwab Corp., 2.2%, 7/25/2018		3,060,000	3,099,355
Citigroup, Inc., 2.5%, 9/26/2018		7,585,000	7,673,623
Commonwealth Bank of Australia, 144A, 1.505% **, 3/31/2017		14,000,000	14,030,758
Corpbanca SA, 144A, 3.875%, 9/22/2019		4,000,000	4,010,000
Country Garden Holdings Co., Ltd., 144A, 7.875%, 5/27/2019		1,000,000	1,011,000
Credit Agricole SA, 144A, 2.125%, 4/17/2018		10,000,000	10,031,770
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015		2,000,000	1,996,000
DnB Boligkreditt AS, 144A, 2.1%, 10/14/2015		9,000,000	9,103,896
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	2,500,000	3,944,430
General Electric Capital Corp., 5.0%, 5/15/2016		7,600,000	7,968,106
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		4,850,000	4,923,468
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016		3,742,000	3,851,330
HSBC U.S.A., Inc., 2.625%, 9/24/2018 (b)		4,365,000	4,477,084
ICICI Bank Ltd.:
144A, 3.5%, 3/18/2020 (b)		5,000,000	5,031,525
144A, 4.8%, 5/22/2019		3,000,000	3,200,553
Industrial & Commercial Bank of China Ltd., 3.231%, 11/13/2019		3,080,000	3,092,961
Intercontinental Exchange, Inc., 2.5%, 10/15/2018		1,385,000	1,410,236
Intesa Sanpaolo SpA:
3.875%, 1/16/2018		5,365,000	5,585,791
3.875%, 1/15/2019		8,500,000	8,800,840
Jefferies Group LLC, 5.125%, 4/13/2018		3,000,000	3,163,824
Korea Finance Corp., 2.875%, 8/22/2018		5,000,000	5,111,315
Lloyds Bank PLC, 2.3%, 11/27/2018		2,005,000	2,023,939
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018		11,000,000	11,262,581
Morgan Stanley, 2.5%, 1/24/2019		15,000,000	15,013,605
Murray Street Investment Trust I, 4.647%, 3/9/2017		9,500,000	10,026,271
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016		4,265,000	4,398,367
National Australia Bank Ltd., 144A, 2.0%, 6/20/2017		8,000,000	8,119,160
Navient Corp.:
3.875%, 9/10/2015		1,500,000	1,511,250
4.625%, 9/25/2017 (b)		6,000,000	6,090,000
Nomura Holdings, Inc., 2.0%, 9/13/2016		2,965,000	2,988,919
ProLogis LP, (REIT), 2.75%, 2/15/2019		5,910,000	5,994,365
Prudential Financial, Inc., 6.2%, 1/15/2015		2,770,000	2,774,961
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		10,000,000	10,001,040
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017		15,000,000	14,988,120
Skandinaviska Enskilda Banken AB:
144A, 2.375%, 11/20/2018		4,075,000	4,121,390
144A, 2.375%, 3/25/2019		5,905,000	5,943,264
Societe Generale SA, 2.625%, 10/1/2018		10,000,000	10,156,370
Sumitomo Mitsui Banking Corp., 2.5%, 7/19/2018		715,000	722,863
Suncorp-Metway Ltd., 144A, 1.7%, 3/28/2017		8,500,000	8,494,042
Svenska Handelsbanken AB, 2.5%, 1/25/2019		7,500,000	7,647,150
Swedbank AB:
144A, 1.75%, 3/12/2018		1,875,000	1,870,830
144A, 2.375%, 2/27/2019		9,785,000	9,844,160
Synchrony Financial, 3.0%, 8/15/2019 (b)		1,573,000	1,590,213
Tanner Servicios Financieros SA, 144A, 4.375%, 3/13/2018		3,000,000	3,008,652
The Goldman Sachs Group, Inc., 2.625%, 1/31/2019 (b)		5,500,000	5,533,583
Turkiye Halk Bankasi AS, 144A, 4.75%, 6/4/2019		4,550,000	4,608,240
Turkiye Is Bankasi:
144A, 3.875%, 11/7/2017		2,000,000	2,012,200
144A, 5.5%, 4/21/2019 (b)		3,300,000	3,452,625
Turkiye Vakiflar Bankasi Tao, 144A, 3.75%, 4/15/2018		1,000,000	987,400
UBS AG, 144A, 2.25%, 3/30/2017		6,665,000	6,814,389
UniCredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017 (b)		6,170,000	6,572,981
Yapi ve Kredi Bankasi AS, 144A, 5.25%, 12/3/2018		2,500,000	2,584,750

			443,725,453
Health Care 2.0%
AbbVie, Inc., 1.75%, 11/6/2017		8,135,000	8,152,677
Forest Laboratories, Inc., 144A, 4.375%, 2/1/2019		6,000,000	6,338,220
Genzyme Corp., 3.625%, 6/15/2015		4,690,000	4,754,774
Hypermarcas SA, 144A, 6.5%, 4/20/2021		3,900,000	4,104,750
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017		2,640,000	2,663,045
Mallinckrodt International Finance SA, 3.5%, 4/15/2018		640,000	618,400
Mylan, Inc., 2.55%, 3/28/2019		5,350,000	5,329,456
Valeant Pharmaceuticals International, Inc., 144A, 6.75%, 8/15/2018		400,000	425,508

			32,386,830
Industrials 3.0%
CEMEX Espana SA, 144A, 9.875%, 4/30/2019		4,000,000	4,390,000
CNH Industrial Capital LLC, 3.25%, 2/1/2017		130,000	128,050
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019		500,000	507,886
Kazakhstan Temir Zholy Finance BV, 144A, 6.375%, 10/6/2020		6,500,000	6,402,500
Lima Airport Partners Srl, Series 2007-1, 144A, 6.88%, 6/15/2022		4,859,398	5,417,059
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		9,500,000	10,155,500
Noble Group Ltd., 144A, 6.625%, 8/5/2020 (b)		2,000,000	2,050,000
Penske Truck Leasing Co., LP, 144A, 2.875%, 7/17/2018		9,400,000	9,557,967
Ryder System, Inc., 2.55%, 6/1/2019		7,020,000	7,029,660
TAM Capital 2, Inc., 144A, 9.5%, 1/29/2020		2,200,000	2,275,592
Total System Services, Inc., 2.375%, 6/1/2018		840,000	832,807
United Rentals North America, Inc.:
5.75%, 7/15/2018		70,000	72,975
7.375%, 5/15/2020		75,000	81,000

			48,900,996
Information Technology 1.6%
Hewlett-Packard Co., 2.75%, 1/14/2019 (b)		10,000,000	10,012,780
Jabil Circuit, Inc., 7.75%, 7/15/2016		245,000	262,456
NXP BV, 144A, 3.5%, 9/15/2016		200,000	202,000
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		2,480,000	2,545,100
Tencent Holdings Ltd.:
144A, 3.375%, 3/5/2018		8,000,000	8,190,328
144A, 3.375%, 5/2/2019		5,000,000	5,082,185

			26,294,849
Materials 2.3%
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017		3,635,000	3,668,689
Ashland, Inc., 3.0%, 3/15/2016		180,000	180,900
Ball Corp., 6.75%, 9/15/2020 (b)		850,000	884,000
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/2019		1,300,000	1,521,690
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,500,000	1,536,750
CF Industries, Inc., 6.875%, 5/1/2018		3,000,000	3,410,487
Glencore Funding LLC:
144A, 2.5%, 1/15/2019 (b)		6,190,000	6,095,138
144A, 3.125%, 4/29/2019		6,230,000	6,244,952
Goldcorp, Inc., 2.125%, 3/15/2018 (b)		1,490,000	1,472,662
Grupo Idesa SA de CV, 144A, 7.875%, 12/18/2020		2,700,000	2,754,000
Inversiones CMPC SA, 144A, 6.125%, 11/5/2019		2,500,000	2,793,558
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		850,000	898,875
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018		4,010,000	4,018,088
Teck Resources Ltd., 3.0%, 3/1/2019 (b)		2,770,000	2,699,914

			38,179,703
Telecommunication Services 2.0%
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015		5,440,000	5,505,187
Digicel Ltd., 144A, 8.25%, 9/1/2017		300,000	303,750
Frontier Communications Corp., 8.125%, 10/1/2018		850,000	954,125
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016		5,590,000	5,693,499
Sprint Communications, Inc., 6.0%, 12/1/2016		750,000	784,519
Telefonica Emisiones SAU, 3.192%, 4/27/2018		5,000,000	5,141,695
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		1,188,000	1,223,640
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		2,000,000	2,006,000
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		460,000	483,000
Verizon Communications, Inc., 3.65%, 9/14/2018		9,800,000	10,355,925
Windstream Corp., 7.875%, 11/1/2017		200,000	216,500
Zayo Group LLC, 8.125%, 1/1/2020		9,000	9,540

			32,677,380
Utilities 2.9%
AES Corp.:
7.75%, 10/15/2015		91,000	94,868
8.0%, 6/1/2020		40,000	45,700
Empresa de Energia de Bogota SA ESP, 144A, 6.125%, 11/10/2021 (b)		4,150,000	4,399,830
Enel Finance International NV, 144A, 6.25%, 9/15/2017		7,125,000	7,908,301
FirstEnergy Corp., Series A, 2.75%, 3/15/2018		10,000,000	10,077,290
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		1,700,000	1,773,100
Inkia Energy Ltd., 144A, 8.375%, 4/4/2021		5,000,000	5,300,000
Israel Electric Corp., Ltd.:
144A, 5.625%, 6/21/2018		6,000,000	6,342,000
144A, 7.25%, 1/15/2019		2,000,000	2,227,600
Majapahit Holding BV:
144A, 7.25%, 6/28/2017		1,000,000	1,101,500
144A, 8.0%, 8/7/2019		4,000,000	4,636,000
PG&E Corp., 2.4%, 3/1/2019		3,820,000	3,825,783

			47,731,972

Total Corporate Bonds (Cost $824,634,426)			823,555,848
Mortgage-Backed Securities Pass-Throughs 3.3%
Federal Home Loan Mortgage Corp., 3.0%, 4/1/2027		3,402,840	3,551,714
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027		39,574,760	41,312,466
4.5%, 4/1/2023		1,045,766	1,127,180
5.0%, 9/1/2023		837,911	911,255
Government National Mortgage Association:
4.5%, with various maturities from 6/20/2040 until 12/20/2040		4,123,618	4,412,111
6.0%, with various maturities from 1/15/2022 until 2/20/2039		1,133,638	1,240,472
6.5%, with various maturities from 8/20/2038 until 2/20/2039		1,152,252	1,288,051
9.5%, with various maturities from 5/15/2018 until 7/15/2020		519	587

Total Mortgage-Backed Securities Pass-Throughs (Cost $54,078,580)			53,843,836
Asset-Backed 8.1%
Automobile Receivables 1.2%
AmeriCredit Automobile Receivables Trust:
"D", Series 2011-2, 4.0%, 5/8/2017		4,900,000	4,974,985
"D", Series 2011-1, 4.26%, 2/8/2017		5,500,000	5,571,654
Avis Budget Rental Car Funding AESOP LLC, "B", Series 2014-2A, 144A, 3.29%, 2/20/2021		4,000,000	4,009,108
CPS Auto Receivables Trust:
"D", Series 2014-A, 144A, 5.11%, 2/18/2020		660,000	659,688
"D", Series 2014-D, 144A, 5.33%, 11/16/2020		3,890,000	3,877,921

			19,093,356
Credit Card Receivables 0.2%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		3,788,508	3,803,889
Home Equity Loans 1.3%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 5.041% **, 4/25/2033		326,643	332,743
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.301% **, 1/15/2037		4,490,333	4,133,446
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501% **, 12/25/2036		3,101,331	2,170,119
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031		2,193	2,272
First Franklin Mortgage Loan Asset Backed Certificates, "A2B", Series 2005-FF12, 0.415% **, 11/25/2036		3,283,089	3,240,563
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033		146,890	147,548
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		1,761,207	1,739,424
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.525% **, 9/25/2036		3,614,403	3,544,848
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.22% **, 12/25/2034		1,111,349	1,105,618
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.1% **, 2/25/2035		5,538,230	5,529,629
Residential Asset Securities Corp., "AI4", Series 2003-KS9, 4.53%, 8/25/2031		30,107	30,022

			21,976,232
Manufactured Housing Receivables 0.1%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467%, 4/15/2040		610,351	664,553
Miscellaneous 5.0%
A Voce CLO Ltd., "A1B", Series 2014-1A, 144A, 1.692%, 7/15/2026		4,230,000	4,184,155
Ares XXIX CLO Ltd., "A2", Series 2014-1A, 144A, 2.228% **, 4/17/2026		16,950,000	16,401,329
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		9,662,500	10,129,711
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.131% **, 4/18/2026		2,000,000	1,942,790
GoldenTree Loan Opportunities III Ltd., "C", Series 2007-3A, 144A, 1.482% **, 5/1/2022		4,750,000	4,517,198
Magnetite VI Ltd., "A", Series 2012-6A, 144A, 1.741% **, 9/15/2023		13,231,000	13,172,638
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.378% **, 7/17/2025		8,000,000	7,875,928
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 1.701% **, 7/20/2026		1,150,000	1,148,347
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 1.828% **, 7/17/2025		5,000,000	4,744,065
Octagon Investment Partners XXI Ltd., "A1A", Series 2014-1A, 144A, 1.704%, 11/14/2026		3,000,000	2,972,751
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 1.731% **, 4/15/2026		10,000,000	9,911,020
Voya CLO Ltd., "A1", Series 2014-2A, 144A, 1.677%, 7/17/2026		5,000,000	4,954,660

			81,954,592
Student Loans 0.3%
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 0.984% **, 7/25/2039		5,500,000	5,353,315
Utilities 0.0%
CenterPoint Energy Restoration Bond Co., LLC, "A1", Series 2009-1, 1.833%, 2/15/2016		549,238	549,984

Total Asset-Backed (Cost $133,077,647)			133,395,921
Commercial Mortgage-Backed Securities 6.9%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.843% **, 7/10/2044		6,250,000	6,457,144
Banc of America Merrill Lynch Commercial Mortgage, Inc., "B", Series 2005-2, 5.037% **, 7/10/2043		5,000,000	5,048,425
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041		3,924,347	3,924,425
"A4", Series 2005-PW10, 5.405%, 12/11/2040		7,345,522	7,540,479
CGWF Commercial Mortgage Trust, "C", Series 2013-RKWH, 144A, 2.461% **, 11/15/2030		8,500,000	8,519,142
Commercial Mortgage Trust:
"A2", Series 2007-GG9, 5.381%, 3/10/2039		2,474,316	2,481,286
"AAB", Series 2007-GG9, 5.441%, 3/10/2039		1,657,772	1,692,582
Credit Suisse Commercial Mortgage Trust, "A1A", Series 2007-C1, 5.361%, 2/15/2040		5,472,575	5,777,523
Credit Suisse First Boston Mortgage Securities Corp., "B", Series 2005-C5, 5.1%, 8/15/2038		3,500,000	3,570,224
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.161% **, 3/15/2018		1,770,000	1,771,416
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.057% **, 11/5/2030		3,409,709	3,409,883
"DFL", Series 2013-HLF, 144A, 2.907% **, 11/5/2030		2,059,622	2,059,729
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2004-C3, 4.981%, 1/15/2042		2,500,000	2,498,422
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042		3,500,000	3,552,920
"AM", Series 2005-LDP4, 4.999%, 10/15/2042		3,287,500	3,353,454
"A4", Series 2006-CB14, 5.481%, 12/12/2044		8,130,674	8,312,874
LB-UBS Commercial Mortgage Trust:
"A4", Series 2005-C5, 4.954%, 9/15/2030		7,235,428	7,271,533
"AM", Series 2005-C5, 5.017%, 9/15/2040		10,300,000	10,497,245
Monty Parent Issuer 1 LLC, "A", Series 2013-LTR1, 144A, 3.47%, 11/20/2028		1,839,139	1,840,074
Morgan Stanley Capital I Trust, "A4B", Series 2005-IQ10, 5.256% **, 9/15/2042		9,380,000	9,601,265
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2005-C22, 5.27% **, 12/15/2044		8,467,974	8,648,757
"B", Series 2005-C17, 5.287%, 3/15/2042		2,000,000	2,007,266
"A2", Series 2007-C32, 5.716% **, 6/15/2049		1,198,288	1,200,321
WFRBS Commercial Mortgage Trust, "A1", Series 2012-C8, 0.864%, 8/15/2045		2,959,293	2,957,505

Total Commercial Mortgage-Backed Securities (Cost $116,877,492)			113,993,894
Collateralized Mortgage Obligations 7.0%
Adjustable Rate Mortgage Trust, "7A12", Series 2004-2, 1.155% **, 2/25/2035		235,534	235,527
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		1,110,959	1,156,883
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 2.686% **, 10/20/2032		84,194	85,218
"2A3", Series 2005-J, 2.699% **, 11/25/2035		627,201	575,870
"2A8", Series 2003-J, 2.78% **, 11/25/2033		1,006,331	1,006,760
"A15", Series 2006-2, 6.0%, 7/25/2046		46,540	43,509
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 2.171% **, 1/25/2034		1,017,159	989,274
Citigroup Mortgage Loan Trust, Inc., "8A1", Series 2009-5, 144A, 6.0%, 6/25/2036		826,166	856,201
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019		2,541,500	2,592,429
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.72% **, 2/25/2048		832,076	832,390
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 2.172% **, 2/15/2038		1,310,063	1,249,583
"PG", Series 3910, 3.5%, 12/15/2040		6,312,698	6,537,851
"LG", Series 4281, 4.0%, 1/15/2043		13,086,500	14,028,600
"CE", Series 4281, 4.0%, 7/15/2043		14,828,232	15,914,885
"CV", Series 4335, 4.25%, 9/15/2043		15,286,900	16,168,829
"BT", Series 2448, 6.0%, 5/15/2017		314	322
Federal National Mortgage Association:
"PA", Series 2013-89, 3.5%, 2/25/2043		14,732,147	15,317,792
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		236,980	5,333
"DE", Series 2014-18, 4.0%, 8/25/2042		12,691,735	13,539,782
"1A6", Series 2007-W8, 6.495% **, 9/25/2037		2,090,206	2,258,861
"Z", Series G92-61, 7.0%, 10/25/2022		312,752	350,628
Government National Mortgage Association, "IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037		1,508,401	211,277
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 2.5% **, 8/25/2035		3,177,678	3,182,346
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036		164,334	163,793
MASTR Adjustable Rate Mortgages Trust, "12A2", Series 2007-3, 0.37% **, 5/25/2047		5,516,080	5,351,025
MASTR Asset Securitization Trust:
"8A4", Series 2003-4, 4.75%, 5/25/2018		293,123	296,075
"3A2", Series 2003-1, 5.0%, 2/25/2018		438,319	448,400
Morgan Stanley Mortgage Loan Trust, "5A2", Series 2006-8AR, 2.18% **, 6/25/2036		1,239,652	1,234,489
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73% **, 4/28/2024		5,416	4,971
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033		493,377	504,105
"A1", Series 2003-QS18, 5.0%, 9/25/2018		1,411,555	1,441,079
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032		964,862	914,107
"A3", Series 2004-SL3, 7.5%, 12/25/2031		641,263	669,783
Residential Funding Mortgage Securities I, "A1", Series 2005-S3, 4.75%, 3/25/2020		3,923,586	3,988,882
Washington Mutual Mortgage Pass-Through Certificates Trust:
"2A3", Series 2003-S6, 4.75%, 7/25/2018		545,836	559,611
"A9", Series 2003-S9, 5.25%, 10/25/2033		1,200,211	1,238,492
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		1,163,998	1,182,118

Total Collateralized Mortgage Obligations (Cost $115,275,579)			115,137,080
Government & Agency Obligations 20.1%
Other Government Related (c) 1.6%
Asian Development Bank, 1.125%, 3/15/2017		7,000,000	7,035,630
Banco de Costa Rica, 144A, 5.25%, 8/12/2018		1,000,000	1,007,500
Fondo MIVIVIENDA SA, 144A, 3.375%, 4/2/2019		3,000,000	3,000,000
Korea Development Bank, 4.0%, 9/9/2016		3,138,000	3,275,602
Novolipetsk Steel OJSC, 144A, 4.45%, 2/19/2018		3,000,000	2,655,000
Svensk Exportkredit AB, 2.125%, 7/13/2016		9,185,000	9,386,978

			26,360,710
Sovereign Bonds 2.5%
Banco Nacional de Desenvolvimento Economico e Social, 144A, 4.0%, 4/14/2019		3,000,000	2,955,000
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		5,400,000	5,362,632
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015		9,380,000	9,634,010
Perusahaan Penerbit SBSN, 144A, 6.125%, 3/15/2019		2,000,000	2,210,000
Republic of Croatia, 144A, 6.75%, 11/5/2019		8,730,000	9,559,350
Republic of Ecuador, 144A, 9.375%, 12/15/2015		2,500,000	2,437,500
Republic of Slovenia, 144A, 4.75%, 5/10/2018		5,400,000	5,778,000
Republic of South Africa, Series R204, 8.0%, 12/21/2018	ZAR	47,000,000	4,162,999

			42,099,491
U.S. Government Sponsored Agency 0.9%
Federal Home Loan Bank, 1.0%, 6/21/2017		14,220,000	14,232,492
U.S. Treasury Obligations 15.1%
U.S. Treasury Bills:
0.035% ***, 2/12/2015 (d)		992,000	991,980
0.085% ***, 6/11/2015 (d)		1,598,000	1,597,538
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2017		62,726,400	62,775,390
0.125%, 4/15/2018		10,272,200	10,233,679
U.S. Treasury Notes:
0.875%, 12/31/2016		41,000,000	41,153,750
0.875%, 1/31/2017		27,550,000	27,629,647
0.875%, 6/15/2017		65,000,000	64,964,445
1.0%, 8/31/2016 (e)		25,000,000	25,187,500
1.0%, 9/30/2016		10,000,000	10,073,440
1.875%, 6/30/2015		4,040,000	4,074,720

			248,682,089

Total Government & Agency Obligations (Cost $332,374,603)			331,374,782
Loan Participations and Assignments 3.3%
Senior Loans **
1011778 B.C. Unlimited Liability Co., Term Loan B, 4.5%, 12/12/2021		500,000	499,375
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019		497,503	495,762
American Energy - Marcellus LLC, First Lien Term Loan, 5.25%, 8/4/2020		500,000	441,665
American Rock Salt Holdings LLC:
First Lien Term Loan, 4.75%, 5/20/2021		497,500	487,135
Second Lien Term Loan, 8.0%, 5/16/2022		500,000	496,875
Amneal Pharmaceuticals LLC, Term Loan, 5.0%, 11/1/2019		750,000	749,531
Answers Corp., Second Lien Term Loan, 10.0%, 10/3/2022		500,000	477,500
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020		493,719	480,963
Astoria Energy LLC, Term Loan B, 5.0%, 12/24/2021		750,000	740,625
Asurion LLC, Term Loan B1, 5.0%, 5/24/2019		949,113	938,777
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/29/2017		958,202	953,713
Avaya, Inc., Term Loan B3, 4.67%, 10/26/2017		966,650	929,535
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		474,318	463,276
Brickman Group Ltd. LLC, First Lien Term Loan, 4.0%, 12/18/2020		994,987	969,177
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020		741,244	719,470
California Pizza Kitchen, Inc., Term Loan, 5.253%, 3/29/2018		492,500	474,854
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019		742,340	729,349
CGSC of Delaware Holding Corp., First Lien Term Loan, 5.0%, 4/16/2020		492,500	455,563
Chrysler Group LLC, Term Loan B, 3.25%, 12/31/2018		496,250	492,528
ClientLogic Corp., Term Loan, 7.479%, 1/30/2017		960,338	931,528
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 1.5%, 4/18/2015 *		603,175	814
Letter of Credit, LIBOR plus 4.25%, 4/21/2015 *		118,510	160
CPG International, Inc., Term Loan, 4.75%, 9/30/2020		493,750	487,734
Crosby U.S. Acquisition Corp., First Lien Term Loan, 3.75%, 11/23/2020		495,000	465,300
Crown Media Holdings, Inc., Term Loan B, 4.0%, 7/14/2018		284,850	282,655
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		235,046	228,680
Dell, Inc., Term Loan B, 4.5%, 4/29/2020		990,000	989,381
Delta 2 (LUX) SARL, Term Loan B3, 4.75%, 7/30/2021		1,000,000	978,960
Drillships Financing Holding, Inc., Term Loan B1, 6.0%, 3/31/2021		816,303	644,374
EMI Music Publishing Ltd., Term Loan B, 3.75%, 6/29/2018		451,284	444,503
Energy Transfer Equity LP, Term Loan, 3.25%, 12/2/2019		500,000	483,215
Evergreen Acqco 1 LP, Term Loan, 5.0%, 7/9/2019		490,000	475,300
Fairmount Minerals Ltd., Term Loan B2, 4.5%, 9/5/2019		493,750	450,238
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018		982,456	844,912
Fieldwood Energy LLC, Second Lien Term Loan, 8.375%, 9/30/2020		750,000	553,594
First Data Corp., Term Loan, 4.167%, 3/24/2021		152,818	150,983
Fitness International LLC, Term Loan B, 5.5%, 7/1/2020		995,000	955,200
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021		436,364	349,091
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020		404,738	401,702
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020		495,000	492,525
Hampton Rubber Co., First Lien Term Loan, 5.0%, 3/27/2021		497,500	467,650
Hub International Ltd., Term Loan B, 4.25%, 10/2/2020		493,769	480,499
IG Investment Holdings LLC, First Lien Term Loan, 5.25%, 10/31/2019		980,000	977,246
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018		484,041	470,621
Inmar Holdings, Inc., First Lien Term Loan, 4.25%, 1/27/2021		497,500	484,466
ION Media Networks, Inc., Term Loan B, 4.75%, 12/18/2020		496,250	491,288
IQOR U.S., Inc., Term Loan B, 6.0%, 4/1/2021		482,917	449,112
JBS U.S.A. Holdings, Inc., Term Loan, 3.75%, 9/18/2020		493,750	485,109
Key Safety Systems, Inc., First Lien Term Loan, 4.75%, 8/29/2021		250,000	248,750
Lands' End, Inc., Term Loan B, 4.25%, 4/4/2021		496,250	492,838
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019		987,376	963,926
Level 3 Financing, Inc.:
Term Loan, 4.0%, 8/1/2019		500,000	497,190
Term Loan B5, 4.5%, 1/31/2022		500,000	501,250
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021		496,250	483,432
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/7/2020		997,468	979,703
MCS AMS Sub-Holdings LLC, Term Loan B, 7.0%, 10/15/2019		471,875	422,328
Mohegan Tribal Gaming Authority, Term Loan A, 4.755%, 6/15/2018		475,000	455,207
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020		496,212	459,244
Monitronics International, Inc., Term Loan B, 4.25%, 3/23/2018		972,637	963,718
NEP/NCP Holdco, Inc., Term Loan, 4.25%, 1/22/2020		496,256	487,160
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019		486,250	466,800
Norcraft Companies LP, Term Loan, 5.25%, 12/13/2020		247,500	246,572
NPC International, Inc., Term Loan B, 4.0%, 12/28/2018		486,250	471,055
Ntelos, Inc., Term Loan B, 5.75%, 11/9/2019		247,468	217,772
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019		495,000	485,100
Orbitz Worldwide, Inc., Term Loan B, 4.5%, 4/15/2021		248,750	246,159
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019		468,354	437,443
Second Lien Term Loan, 8.0%, 1/17/2020		250,000	222,084
P2 Upstream Acquisition Co., First Lien Term Loan, 5.0%, 10/30/2020		247,500	240,384
Payless, Inc., First Lien Term Loan, 5.0%, 3/11/2021		498,747	458,847
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020		493,750	449,004
Phibro Animal Health Corp., Term Loan B, 4.0%, 4/16/2021		497,500	492,938
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		496,250	484,588
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020		472,673	467,119
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021		500,000	491,040
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020		411,700	404,186
Reynolds Group Holdings, Inc., Term Loan, 4.0%, 12/1/2018		1,470,150	1,447,693
Rovi Solutions Corp., Term Loan B, 3.75%, 7/2/2021		497,500	488,174
RPI Finance Trust, Term Loan B4, 3.5%, 11/9/2020		250,000	249,948
Sabre, Inc., Term Loan, 4.5%, 2/19/2019		493,750	486,499
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/2021		500,000	493,750
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		1,000,000	789,580
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020		500,000	497,658
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/16/2020		115,632	93,084
Term Loan B, 4.25%, 12/16/2020		831,244	669,151
Term Loan M, 4.25%, 12/16/2020		43,124	34,715
Signode Industrial Group U.S., Inc., Term Loan B, 3.75%, 5/1/2021		208,333	199,871
Southcross Holdings Borrower LP, Term Loan B, 6.0%, 8/4/2021		497,500	445,263
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020		721,250	714,037
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020		493,719	483,227
STG-Fairway Acquisitions, Inc., Term Loan B, 6.253%, 2/28/2019		494,978	489,100
Styrolution U.S. Holding LLC, Term Loan B, 6.5%, 11/7/2019		500,000	486,875
Sungard Availability Services Capital, Inc., Term Loan B, 6.0%, 3/31/2019		248,125	222,196
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019		481,846	480,641
Tallgrass Operations LLC, Term Loan B, 4.25%, 11/13/2018		646,455	633,526
Tank Holding Corp., Term Loan, 4.25%, 7/9/2019		403,347	397,297
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020		408,590	401,442
Toys 'R' Us-Delaware, Inc.:
Term Loan B4, 9.75%, 4/24/2020		500,000	457,813
Term Loan B2, 5.25%, 5/25/2018		229,477	175,550
Tribune Co., Term Loan, 4.0%, 12/27/2020		461,057	455,439
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2019		972,545	957,957
World Triathlon Corp., Term Loan, 5.25%, 6/26/2021		995,000	985,876
Zayo Group LLC, Term Loan B, 4.0%, 7/2/2019		488,729	484,838

Total Loan Participations and Assignments (Cost $56,714,058)			53,869,550
Convertible Bond 0.0%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK) (Cost $64,008)		63,145	109,083

		Shares	Value ($)
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015* (Cost $0)		5,825	3,819
Securities Lending Collateral 2.1%
Daily Assets Fund Institutional, 0.10% (f) (g) (Cost $34,433,615)		34,433,615	34,433,615
Cash Equivalents 0.8%
Central Cash Management Fund, 0.06% (f) (Cost $13,770,321)		13,770,321	13,770,321

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,681,300,329) †		101.7	1,673,487,749
Other Assets and Liabilities, Net		(1.7)	(27,730,656)

Net Assets		100.0	1,645,757,093
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR plus 1.5%	4/18/2015	603,175	USD	603,175	814
Coach America Holdings, Inc.*	LIBOR plus 4.25%	4/21/2015	118,510	USD	118,510	160
					721,685	974

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2014.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,686,458,608.  At December 31, 2014, net unrealized depreciation for all securities based on tax cost was $12,970,859.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,978,364 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,949,223.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2014 amounted to $32,254,688, which is 2.0% of net assets.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At December 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At December 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

5 Year U.S. Treasury Note	USD	3/31/2015	536	63,746,313	32,550

At December 31, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

8/21/2014 6/17/2017	370,000,000	Fixed — 1.32%	Floating — LIBOR	(343,287)	(343,287)
8/21/2014 6/17/2019	510,000,000	Fixed — 2.0%	Floating — LIBOR	(3,304,494)	(3,304,494)
8/21/2014 4/12/2019	52,000,000	Floating — LIBOR	Fixed — 1.315%	(556,372)	159,026
Total net unrealized depreciation	(3,488,755)

LIBOR: London Interbank Offered Rate
As of December 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

GBP	2,674,813	USD	4,187,727	3/23/2015	21,595	Morgan Stanley & Co.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,606,355	ZAR	18,200,000	1/15/2015	(36,902)	UBS AG
USD	1,606,029	ZAR	18,200,000	1/15/2015	(36,576)	Commonwealth Bank of Australia
USD	1,723,722	ZAR	20,000,000	2/10/2015	(5,974)	Citigroup, Inc.
Total unrealized depreciation					(79,452)

Currency Abbreviations

BRL	Brazilian Real
GBP	British Pound
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$823,555,848	$—	$823,555,848
Mortgage-Backed Securities Pass-Throughs	—	53,843,836	—	53,843,836
Asset-Backed	—	133,395,921	—	133,395,921
Commercial Mortgage-Backed Securities	—	113,993,894	—	113,993,894
Collateralized Mortgage Obligations	—	115,137,080	—	115,137,080
Government & Agency Obligations	—	331,374,782	—	331,374,782
Loan Participations and Assignments	—	49,317,806	4,551,744	53,869,550
Convertible Bond	—	—	109,083	109,083
Warrants (h)	—	—	3,819	3,819
Short-Term Investments (h)	48,203,936	—	—	48,203,936
Derivatives (i)
Futures Contracts	32,550	—	—	32,550
Interest Rate Swap Contracts	—	159,026	—	159,026
Forward Foreign Currency Exchange Contracts	—	21,595	—	21,595

Total	$48,236,486	$1,620,799,788	$4,664,646	$1,673,700,920

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Interest Rate Swap Contracts	$—	$(3,647,781)	$—	$(3,647,781)
Forward Foreign Currency Exchange Contracts		(79,452)		(79,452)

Total	$—	$(3,727,233)	$—	$(3,727,233)

During the period ended December 31, 2014, the amount of transfers between Level 2 and Level 3 was $3,351,280. The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended December 31, 2014, the amount of transfers between Level 3 and Level2 was $9,344,584. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$—	$—	$(57,857)
Interest Rate Contracts	$32,550	$(3,488,755)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short Duration Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2015